STOCK OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Abstract]
Volatility	81.00%	0.00%
Expected term (years)	1 year	0 years
Risk-free interest rate	0.15%	0.00%
Dividend yield	0.00%	0.00%